Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Note [Line Items]
Common stock sold, shares	60,753	192,959	93,128
Common stock, value per share	$ 16.46	$ 16.46	$ 16.46
Net proceeds from stock purchases	$ 1.0	$ 3.2	$ 1.5